SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk (Details)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC insured amount	$ 250,000